Inventory	12 Months Ended
Oct. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY

NOTE 4 – INVENTORY

Inventory, net comprised of the following:

	October 31, 2022	October 31, 2021
Finished goods	628,187	266,106
Total, net	628,187	266,106

Inventory write-down expense was $3,903 and $nil for the years ended October 31, 2022 and 2021, respectively.